Withholding Taxes Receivables, Net	12 Months Ended
Dec. 31, 2025
Withholding Taxes Receivables, Net [Abstract]
WITHHOLDING TAXES RECEIVABLES, NET
7.	WITHHOLDING TAXES RECEIVABLES, NET

	As of December 31,
	2025	2024
Balance at January 1,	$2,361,786	$2,224,846
Addition	780,352	771,906
Collection	-	(625,052)
Provision for receivables	(149,838)	(4,339)
Exchange difference	235,826	(5,575)
Balance at December 31,	$3,228,126	$2,361,786

	As of December 31,
	2025	2024
Current portion	$902,845	$393,960
Non-current portion	2,325,281	1,967,826
Withholding taxes receivables, net	$3,228,126	$2,361,786

During the year ended December 31, 2025, the Company did not receive the withholding tax refund as the Thailand’s Revenue Department is still in the progress of processing the tax refunds from prior years. The Company recorded an additional provision of approximately $0.1 million, representing the difference between the provision calculated based on current estimates and the existing carrying balance.

During the year ended December 31, 2024, the Company received a withholding tax refund of THB 21,983,058 (approximately $0.6 million) in connection with the Company’s 2019 withholding taxes refund applications of THB 29,690,069 (approximately $0.8 million). The Company wrote off approximately $0.03 million, representing the difference between the provision recorded against the receivable and the actual amount of refund from the Thai Revenue Department during the year ended December 31, 2024. As of December 31, 2024, the Company maintained an allowance of approximately $0.004 million against its withholding taxes receivable.

During the year ended December 31, 2023, the Company received a withholding tax refund of THB 18,959,514 (approximately $0.6 million) in connection with the Company’s 2018 withholding taxes refund applications of THB 29,188,153 (approximately $0.9 million). The Company wrote off approximately $0.3 million, representing the difference between the receivable recorded and the amount of refund from the Thai Revenue Department during the year ended December 31, 2023. Out of prudence, based on the amounts written off for the receivable related to year 2013 to 2018, the Company recorded a provision for withholding taxes receivables of approximately $0.4 million. As of December 31, 2023, the Company maintained an allowance of approximately $1.3 million against its withholding taxes receivable.